Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Information Pertaining to Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN’s Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2017	2016
First Tennessee Bank National Association:
Senior capital notes (a)
Maturity date – December 1, 2019 – 2.95%	$396,105	$399,384
Other collateralized borrowings – Maturity date – December 22, 2037
1.89% on December 31, 2017 and 1.26% on December 31, 2016 (b)	65,356	64,812
Other collateralized borrowings - SBA loans (c)	7,416	—
Federal Home Loan Bank borrowings
Maturity date – August 2, 2018 – 0.00%	100	100
First Horizon National Corporation:
Senior capital notes (a)
Maturity date – December 15, 2020 – 3.50%	486,513	489,202
Junior subordinated debentures (d)
Maturity date - July 31, 2031 - 4.96%	4,124	—
Maturity date - July 31, 2031 - 4.96%	5,155	—
Maturity date - December 30, 2032 - 5.04%	5,155	—
Maturity date - June 26, 2033 - 4.77%	10,310	—
Maturity date - October 8, 2033 - 4.21%	10,310	—
Maturity date - February 8, 2034 - 4.23%	10,310	—
Maturity date - June 26, 2035 - 3.27%	2,708	—
Maturity date - December 15, 2035 - 2.96%	17,270	—
Maturity date - March 15, 2036 - 2.99%	8,667	—
Maturity date - March 15, 2036 - 3.13%	11,482	—
Maturity date - June 30, 2036 - 3.01%	25,646	—
Maturity date - July 7, 2036 - 2.91%	17,642	—
Maturity date - June 15, 2037 - 3.24%	49,875	—
Maturity date - September 6, 2037 - 2.94%	8,627	—
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (e)
Maturity date – March 31, 2031 – 9.50%	46,100	46,032
First Horizon ABS Trusts:
Other collateralized borrowings (f)
Maturity date – October 25, 2034
1.72% on December 31, 2017 and 0.93% on December 31, 2016	11,226	23,126
First Tennessee New Markets Corporation Investments:
Maturity date – October 25, 2018 – 4.97%	7,301	7,301
Maturity date – February 1, 2033 – 4.97%	8,000	8,000
Maturity date – August 08, 2036 – 2.38%	2,699	2,699
Total	$1,218,097	$1,040,656

(a)	Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.

(b)	Secured by trust preferred loans.

(c)
Collateralized borrowings associated with SBA loan sales that did not meet sales criteria. The loans have remaining terms of 5 to 25 years. These borrowings had a weighted average interest rate of 3.26 percent on December 31, 2017.

(d)	Acquired in conjunction with the acquisition of CBF. A portion qualifies for Tier 2 capital under the risk-based capital guidelines.

(e)	A portion qualifies for total capital under the risk-based capital guidelines.

(f)	On December 31, 2017 and 2016, borrowings secured by $24.2 million and $35.9 million, respectively, of residential real estate loans.

Schedule of Annual Principal Repayment Requirements	Annual principal repayment requirements as of December 31, 2017 are as follows:

(Dollars in thousands)
2018	$7,401
2019	400,000
2020	500,000
2021	—
2022	209
2023 and after	353,866